THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2020
(UNAUDITED)

SCHEDULE OF INVESTMENTS GLOBAL BONDS — 97.6%
	Face Amount(1)		Value
Angola — 1.2%
Angolan Government International Bond
9.38%, 05/08/48		$200,000	$188,200
8.25%, 05/09/28		400,000	382,900

			571,100

Argentina — 1.6%
Argentine Republic Government International Bond
Callable 02/08/21 @ $100 1.00%, 07/09/29		70,710	30,671
Callable 02/08/21 @ $100 0.13%, 1.13%, 07/09/21, 07/09/35(a)		849,992	310,247
Provincia de Buenos Aires
36.05%, VAR 30-35d Argentina BADLAR Private Banks+3.75%, 04/12/25(b)	ARS	10,000,000	56,595
9.13%, 03/16/24(c)		390,000	159,412
Transportadora de Gas del Sur
Callable 05/02/22 @ $103 6.75%, 05/02/25		250,000	229,377

			786,302

Brazil — 6.4%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/27	BRL	8,250,000	1,874,837
Brazilian Government International Bond
3.88%, 06/12/30		400,000	422,000
Embraer Netherlands Finance BV
6.95%, 01/17/28(b)		222,000	250,860
MV24 Capital BV
6.75%, 06/01/34(b)		605,645	663,944

			3,211,641

Chile — 4.8%
AES Gener
Callable 04/07/24 @ $100 7.13%, VAR USD Swap Semi 30/360
5 Yr Curr+4.64%, 03/26/79		250,000	277,500

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Chile — (continued)
Bonos de la Tesoreria de la Republica en pesos
5.00%, 03/01/35	CLP	80,000,000	$135,365
4.70%, 09/01/30(b)	CLP	375,000,000	617,902
Chile Government International Bond
Callable 07/25/49 @ $100 3.50%, 01/25/50		500,000	573,755
Nacional del Cobre de Chile
5.63%, 09/21/35		340,000	452,017
Callable 07/30/49 @ $100 3.70%, 01/30/50		250,000	275,089

			2,331,628

China — 5.1%
CAR
Callable 02/05/21 @ $102 6.00%, 02/11/21		300,000	296,400
PBOC International Note
2.70%, 08/17/21	CNY	7,000,000	1,068,742
Sinopec Group Overseas Development 2015
4.10%, 04/28/45		1,000,000	1,183,090

			2,548,232

Colombia — 1.9%
Colombian TES
7.75%, 09/18/30	COP	1,577,500,000	542,013
7.50%, 08/26/26	COP	1,235,400,000	417,538

			959,551

Dominican Republic — 3.2%
Dominican Republic International Bond
8.90%, 02/15/23(b)	DOP	43,820,000	774,091
6.88%, 01/29/26		110,000	132,689
6.85%, 01/27/45		350,000	426,566
4.50%, 01/30/30		200,000	216,752

			1,550,098

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Ecuador — 0.5%
Ecuador Government International Bond
6.84%, 07/31/30(b)(d)		$29,639	$14,041
0.50%, 1.00%, 07/31/21, 07/31/35(a)(b)		274,396	148,520
0.50%, 0.50%, 07/31/21, 07/31/40(a)(b)		125,758	63,823
0.50%, 5.00%, 07/31/21, 07/31/30(a)(b)		104,706	67,012

			293,396

Egypt — 1.3%
Egypt Government International Bond 7.63%, 05/29/32		200,000	226,200
7.05%, 01/15/32		200,000	217,350
6.59%, 02/21/28		200,000	219,500

			663,050

Ethiopia — 0.4%
Ethiopia International Bond
6.63%, 12/11/24		210,000	213,205

Ghana — 0.7%
Ghana Government International Bond
10.75%, 10/14/30		250,000	334,195

Guatemala — 0.7%
Guatemala Government Bond
Callable 12/01/49 @ $100 6.13%, 06/01/50		250,000	329,690

Hong Kong — 1.0%
Elect Global Investments
Callable 06/03/25 @ $100 4.10%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.89%(e)		500,000	505,000

Hungary — 1.2%
Hungary Government Bond
2.75%, 12/22/26	HUF	130,070,000	470,930
2.50%, 10/27/21	HUF	35,160,000	120,446
1.75%, 10/26/22	HUF	13,810,000	47,530

			638,906

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
India — 1.9%
Future Retail
Callable 01/22/23 @ $103 5.60%, 01/22/25(b)		$90,000	$75,712
Indiabulls Housing Finance MTN
6.38%, 05/28/22		250,000	231,250
Network i2i
Callable 01/15/25 @ $100 5.65%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.27%(e)		300,000	318,900
UPL
Callable 02/27/25 @ $100 5.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.87%(e)		300,000	295,620

			921,482

Indonesia — 7.8%
Indonesia Asahan Aluminium Persero
Callable 02/15/30 @ $100 5.45%, 05/15/30(b)		400,000	481,697
Indonesia Government International Bond MTN
5.13%, 01/15/45		450,000	579,523
4.10%, 04/24/28		900,000	1,045,449
Indonesia Treasury Bond
7.00%, 05/15/27	IDR	5,000,000,000	383,031
6.63%, 05/15/33	IDR	18,593,000,000	1,356,958

			3,846,658

Iraq — 0.8%
Iraq International Bond
Callable 02/21/21 @ $100 5.80%, 01/15/28		412,500	385,729

Ivory Coast — 1.3%
Ivory Coast Government International Bond
6.38%, 03/03/28		170,000	194,201
6.13%, 06/15/33(b)		400,000	450,170

			644,371

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Jordan — 0.7%
Jordan Government International Bond
6.13%, 01/29/26		$300,000	$333,035

Kazakhstan — 0.5%
KazMunayGas National JSC
5.75%, 04/19/47		200,000	268,010

Kuwait — 0.5%
NBK Tier 1 Financing
Callable 04/09/21 @ $100 5.75%, VAR USD Swap Semi 30/360 6 Yr Curr+4.12%(e)		250,000	251,575

Lebanon — 0.1%
Lebanon Government International Bond
6.75%, 11/29/27(c)		500,000	66,970

Malaysia — 3.3%
Malaysia Government Bond
4.23%, 06/30/31	MYR	660,000	184,506
3.90%, 11/30/26	MYR	4,500,000	1,215,644
Petronas Capital MTN
Callable 01/21/30 @ $100 3.50%, 04/21/30(b)		200,000	229,552

			1,629,702

Mexico — 11.7%
Alpek
Callable 06/18/29 @ $100 4.25%, 09/18/29		500,000	548,250
Banco Mercantil del Norte
Callable 06/27/29 @ $100 7.50%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.47%(b)(e)		750,000	848,445
Grupo Bimbo
Callable 04/17/23 @ $100 5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.28%(e)		556,000	597,011
Grupo Cementos de Chihuahua
Callable 06/23/21 @ $103 5.25%, 06/23/24		260,000	269,103

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Mexico — (continued)
Mexican Bonos
8.00%, 11/07/47	MXN	6,000,000	$355,839
7.50%, 06/03/27	MXN	11,650,000	666,139
6.75%, 03/09/23	MXN	2,400,000	126,504
Petroleos Mexicanos
Callable 07/23/49 @ $100 7.69%, 01/23/50		379,000	382,127
7.19%, 09/12/24	MXN	17,000,000	772,110
Callable 09/16/25 @ $100 6.88%, 10/16/25(b)		350,000	383,215
6.50%, 03/13/27		200,000	210,638
Callable 11/23/26 @ $100 6.49%, 01/23/27		400,000	422,400
Callable 10/28/30 @ $100 5.95%, 01/28/31		21,000	20,947
4.50%, 01/23/26		79,000	78,723
Total Play Telecomunicaciones
Callable 11/12/23 @ $104 7.50%, 11/12/25(b)		200,000	199,650

			5,881,101

Mongolia — 1.6%
Development Bank of Mongolia
7.25%, 10/23/23		250,000	268,125
Mongolia Government International Bond MTN
8.75%, 03/09/24		200,000	232,001
5.13%, 04/07/26(b)		300,000	321,020

			821,146

Mozambique — 0.4%
Mozambique International Bond
5.00%, 9.00%, 09/15/23, 09/15/31(a)		239,000	218,742

Nigeria — 1.4%
IHS Netherlands Holdco BV
Callable 09/18/22 @ $104 8.00%, 09/18/27(b)		350,000	376,250

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Nigeria — (continued)
SEPLAT Petroleum Development Callable 02/05/21 @ $105 9.25%, 04/01/23		$300,000	$308,250

			684,500

Oman — 0.6%
Oman Government International Bond MTN 6.00%, 08/01/29(b)		280,000	288,792

Panama — 0.5%
Panama Government International Bond Callable 10/01/55 @ $100 4.50%, 04/01/56		200,000	257,500

Peru — 1.0%
Lima Metro Line 2 Finance 5.88%, 07/05/34		302,988	366,240
Peru Government Bond 5.35%, 08/12/40	PEN	600,000	172,300

			538,540

Poland — 1.8%
Republic of Poland Government Bond 5.75%, 09/23/22 2.50%, 07/25/26	PLN PLN	1,300,000 1,700,000	382,201 502,905

			885,106

Qatar — 3.7%
Qatar Government International Bond 4.82%, 03/14/49(b) 4.50%, 04/23/28 4.40%, 04/16/50(b)		300,000 1,000,000 200,000	409,314 1,211,250 260,550

			1,881,114

Romania — 2.7%
Romania Government Bond 5.80%, 07/26/27 3.25%, 03/22/21 3.25%, 04/29/24	RON RON RON	210,000 700,000 290,000	61,842 176,019 74,283

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Romania — (continued)
Romanian Government International Bond 5.13%, 06/15/48 3.00%, 02/14/31(b)		$500,000 308,000	$638,750 330,549

			1,281,443

Russia — 3.9%
Gazprom PJSC via Gaz Finance Callable 10/26/25 @ $100 4.60%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.26%(b)(e)		280,000	290,778
Russian Federal Bond - OFZ 7.05%, 01/19/28	RUB	81,395,000	1,189,011
Russian Railways Via RZD Capital 8.80%, 10/04/25	RUB	30,500,000	457,842

			1,937,631

Saudi Arabia — 1.2%
Dar Al-Arkan Sukuk MTN 6.88%, 04/10/22		600,000	610,416

Senegal — 0.9%
Senegal Government International Bond 6.25%, 05/23/33		400,000	448,429

South Africa — 3.5%
Republic of South Africa Government Bond 10.50%, 12/21/26 8.50%, 01/31/37 7.75%, 02/28/23	ZAR ZAR ZAR	5,000,000 8,000,000 2,000,000	402,607 450,517 144,877
Republic of South Africa Government International Bond 6.25%, 03/08/41 4.85%, 09/30/29		290,000 400,000	313,281 424,570

			1,735,852

Spain — 0.7%
AI Candelaria Spain SLU Callable 09/15/28 @ $100 7.50%, 12/15/28(b)		300,000	348,753

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Sri Lanka — 0.7%
Sri Lanka Government International Bond
6.85%, 03/14/24		$550,000	$330,000

Thailand — 1.4%
Thailand Government Bond
3.85%, 12/12/25	THB	9,260,000	357,676
3.40%, 06/17/36	THB	8,110,000	337,375

			695,051

Tunisia — 0.4%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25(b)		200,000	181,579

Turkey — 2.4%
Petkim Petrokimya Holding
Callable 02/05/21 @ $103 5.88%, 01/26/23		600,000	612,892
Turkey Government International Bond
5.25%, 03/13/30		400,000	400,860
4.25%, 04/14/26		200,000	198,101

			1,211,853

Ukraine — 3.9%
Kernel Holding
8.75%, 01/31/22		600,000	634,560
Callable 10/27/23 @ $103 6.75%, 10/27/27(b)		170,000	180,625
Ukraine Government International Bond
0.00%, 05/31/40(f)		250,000	257,187
7.75%, 09/01/26		400,000	451,000
7.75%, 09/01/27		350,000	396,865

			1,920,237

United Arab Emirates — 2.8%
Abu Dhabi Crude Oil Pipeline 4.60%, 11/02/47		220,000	273,218
Abu Dhabi Government International Bond MTN
3.88%, 04/16/50(b)		200,000	243,800

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2020
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)	Value
United Arab Emirates — (continued)
GEMS MENASA Cayman
Callable 07/31/22 @ $104
7.13%, 07/31/26(b)	$400,000	$417,000
MAF Global Securities
Callable 09/07/22 @ $100
5.50%, VAR USD Swap Semi 30/360
5 Yr Curr+3.48%(e)	500,000	511,998

		1,446,016

United States — 0.6%
Citgo Holding
Callable 08/01/21 @ $105
9.25%, 08/01/24(b)	120,000	110,400
Metinvest BV 7.65%, 10/01/27(b)	200,000	217,500

		327,900

Uruguay — 0.8%
Uruguay Government International Bond
Callable 10/23/30 @ $100
4.38%, 01/23/31	330,000	404,666

Uzbekistan — 2.1%
Republic of Uzbekistan Bond MTN
5.38%, 02/20/29	600,000	697,224
Uzbek Industrial and Construction Bank ATB
5.75%, 12/02/24	350,000	364,875

		1,062,099

Total Global Bonds
(Cost $46,927,418)		48,681,992

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2020
(UNAUDITED)

U.S. TREASURY OBLIGATION — 0.3%
	Face Amount	Value
U.S. Treasury Bond
1.25%, 5/15/50	$150,000	$136,078

Total U.S. Treasury Obligation
(Cost $150,435)		136,078

Total Investments - 97.9%

(Cost $47,077,853)		$48,818,070

Percentages are based on Net Assets of $49,881,304.

(1)	In U.S. dollars unless otherwise indicated.
(a)	Step Bonds - Represents the current rate, the step rate, the step date and the final maturity date.
(b)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2020, these securities amounted to $9,302,139 or 18.6% of net assets.

(c)	Security is in default on interest payment.
(d)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(e)	Perpetual security with no stated maturity date.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2020
(UNAUDITED)

ARS — Argentine Peso

BRL — Brazilian Real

CLP — Chilian Peso

CNY — Chinese Yen

COP — Colombian Peso

DOP — Dominican Peso

HUF — Hungarian Forint

IDR — Indonesian Rupiah

JSC — Joint Stock Company

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Sol

PJSC — Public Joint Stock Company

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thai Baht

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

As of December 31, 2020, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

AAM-QH-001-0400